TAXES ON INCOME (Reconciliation of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Beginning balance	$ 5,597	$ 3,214
Additions for prior year tax positions	657	484
Additions for current year tax positions	871	1,899
Ending balance	$ 7,125	$ 5,597